PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 91.5%
ASSET-BACKED SECURITIES 20.8%
Automobile ABS 0.8%
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 144A	0.560%	12/11/34	6,000	$6,008,912
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3	1.610	04/22/24	5,500	5,589,547

				11,598,459

Collateralized Loan Obligations 20.0%
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.100%	1.284 (c)	07/15/26	164	163,874
Allegro CLO IV Ltd. (Cayman Islands), Series 2016-1A, Class AR2, 144A, 3 Month LIBOR + 0.950%	1.100 (c)	01/15/30	9,500	9,500,988
Anchorage Capital CLO 7 Ltd. (Cayman Islands), Series 2015-7A, Class AR2, 144A, 3 Month LIBOR + 1.090%	1.274 (c)	01/28/31	5,000	5,001,046
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class AR, 144A, 3 Month LIBOR + 1.000%	1.184 (c)	07/28/28	1,210	1,209,961
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	0.986 (c)	11/17/27	4,037	4,037,437
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.014 (c)	04/22/27	7,492	7,483,578
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	1.133 (c)	04/23/31	4,000	4,001,239
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	1.230 (c)	07/17/28	2,464	2,464,193
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870%	1.054 (c)	07/15/29	5,000	4,989,970
Benefit Street Partners CLO III Ltd. (Cayman Islands), Series 2013-IIIA, Class A1R2, 144A, 3 Month LIBOR + 1.000%	1.188 (c)	07/20/29	10,000	9,996,373
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.820%	1.010 (c)	01/17/28	3,295	3,294,487
Catamaran CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.850%	1.031 (c)	01/27/28	209	209,271
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	1.156 (c)	04/24/31	2,000	2,000,814
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.196 (c)	04/23/29	5,000	5,002,630

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Series 2017-2A, Class AR, 144A	- (p)	04/20/30	15,000	$15,001,560
Crown City CLO I (Cayman Islands), Series 2020-1A, Class A1, 144A, 3 Month LIBOR + 2.050%	2.238 (c)	07/20/30	4,500	4,508,483
Crown Point CLO 9 Ltd. (Cayman Islands), Series 2020-9A, Class A, 144A, 3 Month LIBOR + 2.050%	2.236 (c)	07/14/32	1,000	1,002,201
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	1.414 (c)	10/15/29	1,500	1,499,998
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	1.404 (c)	07/15/30	1,708	1,708,083
Ellington CLO IV Ltd. (Cayman Islands),
Series 2019-4A, Class A, 144A, 3 Month LIBOR + 1.840%	2.024 (c)	04/15/29	3,080	3,079,998
Series 2019-4A, Class AR, 144A	- (p)	04/15/29	12,000	12,000,000
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	1.074 (c)	04/15/27	152	152,446
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140%	1.328 (c)	01/20/28	3,971	3,969,948
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020%	1.195 (c)	05/06/30	3,500	3,500,903
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	1.470 (c)	07/17/29	12,068	12,064,336
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	1.364 (c)	01/15/31	1,000	1,000,014
KVK CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.930%	1.085 (c)	05/20/29	2,228	2,227,274
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	0.934 (c)	04/15/29	13,405	13,405,871
Madison Park Funding XXXVIII Ltd. (Cayman Islands), Series 2021-38A, Class X, 144A	- (p)	07/17/34	3,500	3,500,000
Magnetite XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%	0.990 (c)	01/18/28	2,420	2,416,673
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1R, 144A, 3 Month LIBOR + 1.240%	1.424 (c)	10/15/28	1,915	1,915,172

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.310%(c)	07/19/28	7,003	$7,003,051
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	1.438 (c)	10/12/30	468	467,589
Oaktree CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.058 (c)	10/20/27	1,919	1,916,091
Ocean Trails CLO 8 (Cayman Islands), Series 2020-8A, Class A1, 144A, 3 Month LIBOR + 1.950%	2.134 (c)	07/15/29	5,000	5,008,203
Ocean Trails CLO VII (Cayman Islands), Series 2019-7A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.200 (c)	04/17/30	5,000	4,997,576
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	1.444 (c)	07/15/30	4,400	4,404,298
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	1.238 (c)	07/20/30	8,000	8,000,506
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 144A, 3 Month LIBOR + 1.080%	1.270 (c)	04/17/31	8,867	8,866,554
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	1.236 (c)	04/30/27	130	130,248
OZLM XIII Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	1.266 (c)	07/30/27	169	168,546
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	1.320 (c)	01/17/31	1,250	1,249,241
Series 2015-1A, Class A1R3, 144A, 3 Month LIBOR + 1.000%	1.182 (c)	05/21/29	2,250	2,244,143
Series 2015-2A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	1.288 (c)	07/20/30	1,400	1,400,185
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1AR, 144A, 3 Month LIBOR + 1.000%	1.188 (c)	10/20/31	10,000	9,978,216
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 144A, 3 Month LIBOR + 1.040%	1.195 (c)	02/20/30	9,873	9,876,332
Sound Point VII-R CLO Ltd. (Cayman Islands), Series 2014-3RA, Class A1R, 144A	- (p)	10/23/31	10,000	10,001,080
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.100%	1.288 (c)	07/20/28	369	369,289
Sound Point CLO XVII (Cayman Islands), Series 2017-3A, Class A1R, 144A, 3 Month LIBOR + 0.980%	1.168 (c)	10/20/30	10,000	9,988,171
TCW CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.030%	1.207 (c)	07/29/29	5,500	5,497,609

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Collateralized Loan Obligations (cont’d.)
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	1.028%(c)	04/20/28	1,849	$1,845,970
Trinitas CLO IV LTD (Cayman Islands), Series 2016-4A, Class A1L2, 144A, 3 Month LIBOR + 1.100%	1.231 (c)	10/18/31	12,000	12,000,792
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class ARR, 144A, 3 Month LIBOR + 1.030%	1.206 (c)	10/25/28	7,418	7,419,814
Venture XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	1.064 (c)	07/15/27	579	578,314
Venture XXIV CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900%	1.088 (c)	10/20/28	9,826	9,826,286
Voya CLO Ltd. (Cayman Islands),
Series 2014-1A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	1.180 (c)	04/18/31	1,864	1,863,878
Series 2014-2A, Class A1RR, 144A, 3 Month LIBOR + 1.020%	1.210 (c)	04/17/30	1,689	1,688,480
Wellfleet CLO Ltd. (Cayman Islands),
Series 2015-1A, Class AR3, 144A, 3 Month LIBOR + 1.280%	1.468 (c)	07/20/29	7,945	7,946,412
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	1.328 (c)	10/20/28	5,568	5,565,512
York CLO-2 Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	1.334 (c)	01/22/31	10,340	10,352,294
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	1.474 (c)	04/15/30	244	244,262
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	1.134 (c)	04/15/29	870	868,211

				294,075,974

TOTAL ASSET-BACKED SECURITIES

(cost $305,060,599)				305,674,433

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.9%
BANK,
Series 2017-BNK5, Class A1	1.909	06/15/60	458	459,799
Series 2017-BNK7, Class A1	1.984	09/15/60	31	31,160
Series 2017-BNK9, Class A1	2.322	11/15/54	470	473,109
Series 2018-BN14, Class A1	3.277	09/15/60	426	438,323
Benchmark Mortgage Trust,
Series 2018-B1, Class A1	2.560	01/15/51	428	431,540
Series 2018-B2, Class A2	3.662	02/15/51	975	1,015,578
Series 2018-B3, Class A2	3.848	04/10/51	960	1,005,773
Series 2018-B5, Class A2	4.077	07/15/51	800	846,805
CD Mortgage Trust, Series 2017-CD3, Class A1	1.965	02/10/50	17	17,347
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A1	2.008	08/15/50	246	246,096
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477	05/10/47	313	326,826
Series 2014-GC23, Class AAB	3.337	07/10/47	912	950,980

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2014-GC25, Class A3	3.372	10/10/47	7,219	7,676,199
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A1	2.288%(cc)	11/15/50	2,738	$2,758,708
Series 2016-P4, Class A2	2.450	07/10/49	9,852	9,880,274
Series 2016-P5, Class A1	1.410	10/10/49	19	19,325
Series 2016-P6, Class A1	1.884	12/10/49	62	61,802
Series 2017-P8, Class A1	2.065	09/15/50	384	386,776
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853	10/15/45	2,704	2,772,413
Series 2012-CR5, Class A4	2.771	12/10/45	4,750	4,890,822
Series 2013-CR11, Class ASB	3.660	08/10/50	558	577,068
Series 2013-CR7, Class ASB	2.739	03/10/46	320	325,473
Series 2013-CR8, Class A4	3.334	06/10/46	454	468,951
Series 2013-CR8, Class A5	3.612 (cc)	06/10/46	5,081	5,364,415
Series 2014-CR17, Class ASB	3.598	05/10/47	440	458,539
Series 2014-UBS2, Class ASB	3.472	03/10/47	936	973,732
Series 2015-CR22, Class A3	3.207	03/10/48	2,000	2,023,293
Series 2015-CR23, Class ASB	3.257	05/10/48	1,675	1,756,691
Series 2015-CR24, Class ASB	3.445	08/10/48	3,086	3,253,814
Series 2015-DC1, Class A2	2.870	02/10/48	194	194,223
Series 2015-LC23, Class A2	3.221	10/10/48	683	690,162
Series 2017-COR2, Class A1	2.111	09/10/50	103	103,424
CSAIL Commercial Mortgage Trust,
Series 2016-C5, Class ASB	3.533	11/15/48	3,748	3,977,032
Series 2017-C8, Class A1	1.930	06/15/50	587	589,099
DBJPM Mortgage Trust,
Series 2016-C3, Class A1	1.502	08/10/49	491	491,698
Series 2016-C3, Class A2	1.886	08/10/49	1,085	1,086,779
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A	0.797 (c)	11/21/35	5,425	5,427,700
GS Mortgage Securities Trust,
Series 2013-GC14, Class A3	3.526	08/10/46	7	7,346
Series 2014-GC22, Class AAB	3.467	06/10/47	545	567,303
Series 2017-GS7, Class A1	1.950	08/10/50	795	798,994
Series 2018-GS9, Class A1	2.861	03/10/51	163	163,583
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB	3.144	05/15/45	865	872,108
Series 2012-C8, Class A3	2.829	10/15/45	3,024	3,093,048
Series 2013-LC11, Class A5	2.960	04/15/46	7,287	7,577,515
Series 2016-JP2, Class ASB	2.713	08/15/49	8,588	8,992,624
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4	3.363%	07/15/45	2,904	$3,014,926
Series 2013-C12, Class ASB	3.157	07/15/45	401	406,627
Series 2013-C14, Class ASB	3.761 (cc)	08/15/46	8,208	8,520,094
Series 2014-C18, Class A4A2, 144A	3.794	02/15/47	4,763	5,064,808
Series 2014-C25, Class ASB	3.407	11/15/47	4,186	4,392,605
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A1	1.969	09/15/50	281	282,221
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4	2.858	11/15/45	1,489	1,520,517
Series 2013-C12, Class ASB	3.824	10/15/46	5,784	5,974,536
Series 2013-C8, Class A4	3.134	12/15/48	4,750	4,917,476
Series 2013-C9, Class AAB	2.657	05/15/46	503	512,225
Series 2014-C19, Class ASB	3.326	12/15/47	6,216	6,498,502

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2015-C23, Class ASB	3.398	07/15/50	2,099	2,200,731
Series 2017-C34, Class A1	2.109	11/15/52	91	90,992
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A1	1.424	11/15/49	20	20,214
Series 2016-UB12, Class A2	2.932	12/15/49	5,224	5,275,766
Series 2018-H3, Class A2	3.997	07/15/51	1,000	1,059,870
One New York Plaza Trust, Series 2020-1NYP, Class A, 144A	1.051 (c)	01/15/26	4,925	4,949,676
Station Place Securitization Trust,
Series 2021-4, Class A, 144A	0.993 (c)	04/11/22	6,500	6,500,000
Series 2021-8, Class A, 144A	0.899 (c)	06/20/22	7,440	7,440,439
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3	3.400	05/10/45	1,356	1,367,985
Series 2017-C4, Class A1	2.129	10/15/50	36	36,252
Series 2017-C5, Class A1	2.139	11/15/50	356	358,295
Series 2017-C6, Class A1	2.344	12/15/50	3,473	3,506,654
Series 2018-C11, Class A1	3.211	06/15/51	10	10,194
Series 2018-C8, Class A1	2.659	02/15/51	1,332	1,348,158
Series 2018-C8, Class A2	3.713	02/15/51	1,050	1,092,397
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4	3.091	08/10/49	8,867	9,091,533
Series 2012-C4, Class A5	2.850	12/10/45	11,500	11,824,290
Series 2013-C5, Class A4	3.185	03/10/46	8,311	8,595,755
Series 2013-C6, Class A4	3.244	04/10/46	16,009	16,655,255
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class ASB	3.928 (cc)	07/15/46	5,136	5,342,152
Series 2015-NXS2, Class A2	3.020	07/15/58	210	214,813
Series 2015-P2, Class A2B	4.683 (cc)	12/15/48	1,137	1,154,359
Series 2016-BNK1, Class A1	1.321	08/15/49	6	5,759
Series 2016-C34, Class ASB	2.911	06/15/49	5,000	5,262,157
Series 2016-NXS6, Class A1	1.417%	11/15/49	187	$186,885
Series 2017-C42, Class A1	2.338	12/15/50	742	748,569
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

(cost $220,639,035)				219,967,956

CORPORATE BONDS 54.5%

Advertising 0.6%
Interpublic Group of Cos, Inc. (The), Sr. Unsec’d. Notes	3.750	10/01/21	8,496	8,592,309

Aerospace & Defense 0.1%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350	09/15/21	1,556	1,569,814

Agriculture 0.3%
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375	07/23/23	1,000	1,021,102
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125	05/01/23	3,000	3,049,756

				4,070,858

Airlines 0.5%
Southwest Airlines Co., Sr. Unsec’d. Notes(a)	4.750	05/04/23	7,500	8,084,642

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Apparel 0.6%
VF Corp., Sr. Unsec’d. Notes	2.050	04/23/22	8,000	8,126,035

Auto Manufacturers 2.4%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.473 (c)	12/10/21	750	750,545
BMW US Capital LLC,
Gtd. Notes, 144A	1.850	09/15/21	1,668	1,670,037
Gtd. Notes, 144A	3.800	04/06/23	4,000	4,245,845
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	0.660 (c)	08/13/21	1,465	1,466,434
Gtd. Notes, 144A, SOFR + 0.530%	0.540 (c)	04/01/24	4,000	4,022,476
Daimler Finance North America LLC, Gtd. Notes, 144A	0.750	03/01/24	13,500	13,513,630
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.310 (c)	06/13/22	10,000	10,011,531

				35,680,498

Banks 14.3%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.570%	0.709 (c)	08/27/21	500	500,636
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875	02/08/22	4,045	4,136,039
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500	04/11/22	10,400	10,678,125
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	0.536 (c)	05/28/24	15,000	15,012,600
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.625	05/01/23	6,000	6,152,620
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	0.650	02/27/24	7,250	7,262,524
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700%	05/12/22	10,000	$10,130,748
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes, SOFR + 0.800%	0.810 (c)	03/17/23	6,000	6,052,996
Citizens Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.810%	0.951 (c)	05/26/22	8,500	8,557,281
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.883 (c)	03/10/22	5,000	5,024,968
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR + 0.300%	0.310 (c)	01/12/24	5,500	5,507,783
Credit Agricole Corporate & Investment Bank SA (France), MTN	0.400	01/15/23	11,600	11,612,304
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%	0.400 (c)	02/02/24	3,750	3,741,001
Sr. Unsec’d. Notes, SOFR + 0.450%	0.460 (c)	02/04/22	5,000	5,005,344
DIB Sukuk Ltd. (Cayman Islands), Sr. Unsec’d. Notes	3.664	02/14/22	2,400	2,452,341
Fifth Third Bank NA, Sr. Unsec’d. Notes, BKNT	1.800	01/30/23	5,000	5,120,261
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	5.750	01/24/22	3,000	3,106,909
Sr. Unsec’d. Notes, SOFR + 0.538%	0.627 (cc)	11/17/23	5,000	5,010,275
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800	02/03/23	6,000	6,140,397
Industrial & Commercial Bank of China Ltd. (China), Sr. Unsec’d. Notes	2.452	10/20/21	1,864	1,876,198
ING Groep NV (Netherlands), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.343 (c)	03/29/22	10,500	10,588,561

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	0.987 (c)	06/21/21	1,400	1,400,616
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	1,000	1,026,559
Morgan Stanley,
Sr. Unsec’d. Notes	2.750	05/19/22	3,000	3,073,666
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	3,000	3,033,418
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.576 (c)	10/24/23	4,750	4,830,495
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400	12/07/23	3,750	3,756,202
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	3,000	3,056,181
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	0.625	05/24/24	9,500	9,529,866
PNC Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.325%	0.475 (c)	02/24/23	3,000	3,004,774
RHB Bank Bhd (Malaysia), Sr. Unsec’d. Notes, EMTN	2.503%	10/06/21	1,300	$1,308,605
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.730%	0.906 (c)	02/01/22	5,050	5,074,344
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	0.816 (c)	11/15/21	1,000	1,002,558
Skysea International Capital Management Ltd. (British Virgin Islands), Gtd. Notes, EMTN	4.875	12/07/21	4,300	4,390,696
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.490 (c)	01/27/23	7,138	7,170,634
Truist Bank,
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	0.746 (c)	05/17/22	3,000	3,013,348
Sr. Unsec’d. Notes, BKNT, SOFR + 0.730%	0.741 (c)	03/09/23	2,000	2,016,249
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	0.450	02/09/24	3,000	2,991,421
Sr. Unsec’d. Notes, 144A, SOFR + 0.360%	0.370 (c)	02/09/24	4,500	4,506,618
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	0.590 (c)	05/23/22	3,700	3,713,149
Wells Fargo Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.650%	2.082 (cc)	09/09/22	8,000	8,039,642

				209,608,952

Beverages 1.0%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500	05/05/23	5,600	5,596,856
Sr. Unsec’d. Notes, 144A	0.800	05/03/24	3,000	3,003,783
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400	10/07/23	5,500	5,517,606

				14,118,245

Biotechnology 0.4%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	0.750	09/29/23	3,000	3,003,965

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.520%	0.713 (c)	09/29/23	3,000	3,002,772

				6,006,737

Chemicals 0.3%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	1,000	1,039,866
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900	05/13/23	3,000	3,081,848

				4,121,714

Coal 0.2%
Korea Resources Corp. (South Korea), Sr. Unsec’d. Notes	3.000	04/24/22	3,200	3,265,914

Commercial Services 0.3%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350	06/01/23	5,000	5,098,984

Computers 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700%	09/11/22	5,000	$5,095,413
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.662 (c)	02/09/22	2,163	2,170,596

				7,266,009

Diversified Financial Services 2.4%
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.487 (c)	12/15/22	15,000	14,988,412
American Express Co., Sr. Unsec’d. Notes	3.700	11/05/21	8,000	8,095,839
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	1.141 (c)	06/01/21	1,000	1,000,000
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, 144A	2.375	09/15/21	5,000	5,011,942
Capital One Bank USA NA, Subordinated	3.375	02/15/23	4,000	4,201,105
Capital One Financial Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	0.906 (c)	01/30/23	1,660	1,672,993

				34,970,291

Electric 5.2%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	3.650	12/01/21	4,000	4,067,261
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	0.656 (c)	11/01/23	3,000	3,008,686
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	3.600	11/01/21	750	760,747
Sr. Unsec’d. Notes, SOFR + 0.650%	0.660 (c)	05/13/24	10,000	10,009,527
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	8,000	8,211,597
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	2.750	04/06/23	2,940	3,055,332
Entergy Louisiana LLC	0.620	11/17/23	4,250	4,254,340
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR + 0.250%	0.260 (c)	05/10/23	12,000	12,006,111
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900	04/01/22	2,500	2,555,743
OGE Energy Corp., Sr. Unsec’d. Notes	0.703	05/26/23	3,500	3,501,154
PPL Electric Utilities Corp.	2.500	09/01/22	4,800	4,902,923
Saudi Electricity Global Sukuk Co. (Cayman Islands), Sr. Unsec’d. Notes	4.211	04/03/22	1,800	1,858,289
Sempra Energy, Sr. Unsec’d. Notes	2.875	10/01/22	10,354	10,625,508
WEC Energy Group, Inc., Sr. Unsec’d. Notes	0.800	03/15/24	7,250	7,275,599

				76,092,817

Food 2.1%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	3,500	3,502,253

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food (cont’d.)
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	7,685	7,889,109
Mondelez International Holdings Netherlands BV (Netherlands), Gtd. Notes, 144A	2.000	10/28/21	2,000	2,011,410
Mondelez International, Inc., Sr. Unsec’d. Notes	0.625	07/01/22	8,000	8,030,704
Nestle Holdings, Inc., Gtd. Notes, 144A	0.375	01/15/24	5,000	4,993,498
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250%	08/23/21	4,775	$4,788,531

				31,215,505

Forest Products & Paper 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734	07/15/23	7,000	7,431,792

Gas 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.565 (c)	03/09/23	5,250	5,252,655

Healthcare-Products 0.1%
Stryker Corp., Sr. Unsec’d. Notes	0.600	12/01/23	1,250	1,250,930

Healthcare-Services 0.5%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	0.550	05/15/24	7,250	7,258,068

Holding Companies-Diversified 0.1%
Swire Pacific MTN Financing Ltd. (Cayman Islands), Gtd. Notes, EMTN	4.500	02/28/22	2,000	2,052,386

Household Products/Wares 0.5%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.751 (c)	06/24/22	8,000	8,041,210

Insurance 3.8%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	0.707 (c)	09/20/21	600	599,996
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750	03/15/23	4,853	5,049,069
Equitable Financial Life Global Funding, Sec’d. Notes, 144A, SOFR + 0.390%	0.400 (c)	04/06/23	10,000	10,004,819
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	0.657 (c)	06/11/21	7,000	7,000,850
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.375	01/11/22	1,250	1,274,352
Sec’d. Notes, 144A	3.450	10/09/21	750	758,725
New York Life Global Funding,
Sec’d. Notes, 144A	2.900	01/17/24	4,190	4,454,210
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.495 (c)	08/06/21	500	500,319
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.628 (c)	07/12/22	3,000	3,013,304
Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500	09/23/23	4,750	4,761,361
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500	01/08/24	7,250	7,255,577
Sec’d. Notes, 144A, SOFR + 0.450%	0.460 (c)	04/12/24	1,250	1,251,809
Protective Life Global Funding,

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Sec’d. Notes, 144A	0.631	10/13/23	4,250	4,273,322
Sr. Sec’d. Notes, 144A	0.473	01/12/24	5,000	4,981,443

				55,179,156

Machinery-Constructions & Mining 0.7%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.450%	09/14/23	10,000	$10,034,711

Machinery-Diversified 0.5%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	0.443 (c)	09/10/21	400	400,263
Otis Worldwide Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.644 (c)	04/05/23	6,700	6,692,278

				7,092,541

Media 0.3%
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	2.950	06/30/23	1,500	1,571,921
Walt Disney Co. (The), Gtd. Notes, 3 Month LIBOR + 0.390%	0.525 (c)	09/01/22	3,000	3,011,795

				4,583,716

Oil & Gas 2.7%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571	04/15/23	4,000	4,097,823
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	0.486 (c)	08/16/22	4,000	4,013,896
Phillips 66,
Gtd. Notes	0.900	02/15/24	4,000	4,007,238
Gtd. Notes	3.700	04/06/23	4,800	5,080,370
Gtd. Notes	4.300	04/01/22	5,921	6,118,459
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.550	05/15/23	2,500	2,508,473
Sr. Unsec’d. Notes	0.750	01/15/24	4,250	4,254,290
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750	04/16/22	1,980	2,020,730
Valero Energy Corp., Sr. Unsec’d. Notes	2.700	04/15/23	8,000	8,330,159

				40,431,438

Pharmaceuticals 3.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375	11/14/21	3,730	3,782,921
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	0.799 (c)	11/21/22	3,000	3,020,459
AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737	03/15/23	12,000	12,040,459
Astrazeneca Finance LLC, Gtd. Notes	0.700	05/28/24	12,250	12,261,915
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537	11/13/23	10,000	10,010,407
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.536 (c)	05/16/22	2,000	2,006,385
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534	10/01/23	6,500	6,521,588

				49,644,134

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines 1.4%
Enterprise Products Operating LLC, Gtd. Notes	3.500%	02/01/22	12,350	$12,616,361
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625	04/28/23	5,250	5,252,399
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	2.500	08/01/22	3,000	3,077,550

				20,946,310

Real Estate 0.5%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125	03/20/22	6,775	6,912,386

Real Estate Investment Trusts (REITs) 1.5%
ERP Operating LP, Sr. Unsec’d. Notes	4.625	12/15/21	7,605	7,700,594
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	5,935	6,160,640
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	0.480 (c)	04/23/24	8,500	8,508,054

				22,369,288

Retail 1.8%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625	02/10/23	1,750	1,752,060
Sr. Unsec’d. Notes, 144A	0.800	02/10/24	2,250	2,247,356
AutoZone, Inc., Sr. Unsec’d. Notes	3.700	04/15/22	15,000	15,311,887
Home Depot, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.445 (c)	03/01/22	1,500	1,503,153
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	2.625	01/15/22	2,193	2,225,803
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.614 (c)	10/28/21	1,900	1,902,997
Starbucks Corp., Sr. Unsec’d. Notes	1.300	05/07/22	1,000	1,010,328
Walmart, Inc., Sr. Unsec’d. Notes	3.125	06/23/21	500	500,875

				26,454,459

Savings & Loans 0.7%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550	01/22/24	9,750	9,750,430

Semiconductors 0.3%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.510 (c)	05/11/22	5,000	5,015,284

Software 1.1%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600	03/01/24	5,750	5,751,182
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,200	1,217,057
Oracle Corp., Sr. Unsec’d. Notes	2.500	10/15/22	9,000	9,274,515

				16,242,754

Telecommunications 2.3%
NTT Finance Corp. (Japan), Gtd. Notes, 144A	0.583	03/01/24	6,500	6,502,716
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.787 (c)	03/22/22	4,200	4,213,391

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750%	03/22/24	8,000	$8,064,004
Sr. Unsec’d. Notes, SOFR + 0.500%	0.510 (c)	03/22/24	7,000	7,042,363
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500	09/26/22	8,000	8,225,561

				34,048,035

Transportation 0.2%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875	06/01/22	3,000	3,069,894

TOTAL CORPORATE BONDS

(cost $794,496,648)				800,950,901

CERTIFICATES OF DEPOSIT 1.1%
Banks 1.1%
Bank of Montreal (Canada), 3 Month LIBOR + 0.110%	0.294 (c)	12/13/21	5,000	5,002,665
Credit Agricole Corporate & Investment Bank (France), 3 Month LIBOR + 0.480%	0.662 (c)	09/17/21	920	921,287
Royal Bank of Canada (Canada), 3 Month LIBOR + 0.110%	0.300 (c)	12/16/21	3,000	3,001,624
Sumitomo Mitsui Banking Corp. (Japan), 3 Month LIBOR + 0.350%	0.538 (c)	07/12/21	1,000	1,000,400
Westpac Banking Corp. (Australia), 3 Month LIBOR + 0.010%	0.191 (c)	01/24/22	7,100	7,100,000
TOTAL CERTIFICATES OF DEPOSIT

(cost $17,018,601)				17,025,976

SOVEREIGN BOND 0.2%
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	2.375	06/02/21	2,500	2,500,000

TOTAL LONG-TERM INVESTMENTS (cost $1,339,714,898)				1,346,119,266

			Shares
SHORT-TERM INVESTMENTS 12.5%
AFFILIATED MUTUAL FUNDS 1.3%
PGIM Core Ultra Short Bond Fund (wa)			13,809,504	13,809,504
PGIM Institutional Money Market Fund (cost $4,932,906; includes $4,932,520 of cash collateral for securities on loan)(b)(wa)			4,934,466	4,931,505
TOTAL AFFILIATED MUTUAL FUNDS

(cost $18,742,410)				18,741,009

			Principal Amount (000)#
TIME DEPOSIT 0.0%
BNP Paribas (France) (cost $1,276)	0.005%	06/01/21	1	$1,276

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT 2.1%
Banks 2.1%
Bank of Montreal (Canada)	0.230 (s)	05/05/22	5,000	5,001,278
Bank of Nova Scotia (The) (Canada)	0.230 (s)	05/10/22	5,000	5,000,288
Lloyds Bank Corporate Markets PLC (United Kingdom), 3 Month LIBOR + 0.190%	0.331 (c)	11/26/21	10,000	10,006,879
Natixis SA (France), 3 Month LIBOR + 0.130%	0.315 (c)	12/09/21	10,000	10,005,191
TOTAL CERTIFICATES OF DEPOSIT

(cost $30,000,000)				30,013,636

COMMERCIAL PAPER 8.3%
American Honda Finance Corp.	0.210 (s)	06/28/21	5,000	4,999,311
Amphenol Corp. 144A	0.180 (s)	06/24/21	7,000	6,999,202
AT&T, Inc. 144A	0.381 (s)	11/16/21	10,000	9,990,206
BAT International Finance PLC (United Kingdom) 144A	0.300 (s)	06/14/21	10,000	9,999,329
Électricité de France (France) 144A	0.200 (s)	06/28/21	6,698	6,697,216
Enbridge (U.S.), Inc. 144A	0.280 (s)	06/14/21	10,000	9,999,329
Glencore Funding LLC 144A	0.350 (s)	06/25/21	10,000	9,997,986
Healthpeak Properties, Inc. 144A	0.210 (s)	06/17/21	10,000	9,998,528
HSBC Bank PLC (United Kingdom) 144A, 3 Month LIBOR + 0.130%	0.312 (c)	09/17/21	5,000	5,001,458
HSBC USA, Inc. 144A	0.462 (s)	12/10/21	6,000	5,988,991
Imperial Bank of Commerce (Canada) 144A	0.241 (s)	05/04/22	4,000	3,992,990
Societe Generale SA (France) 144A, 3 Month LIBOR + 0.160%	0.344 (c)	12/13/21	10,000	10,006,929
Suncor Energy, Inc. (Canada) 144A	0.230 (s)	06/29/21	7,000	6,999,023
Toronto-Dominion Bank (The) (Canada) 144A, 3 Month LIBOR + 0.090%	0.274 (c)	12/03/21	3,000	3,001,055
UBS AG (United Kingdom) 144A, 3 Month LIBOR + 0.080%	0.268 (c)	10/12/21	5,000	5,000,722
Volkswagen Group of America Finance LLC 144A	0.523 (s)	10/25/21	7,000	6,985,708
Walt Disney Co. (The) 144A	0.271 (s)	03/31/22	7,000	6,985,434
TOTAL COMMERCIAL PAPER

(cost $122,616,025)				122,643,417

CORPORATE NOTES 0.8%
Biotechnology 0.1%
Gilead Sciences, Inc., 3 Month LIBOR + 0.150%	0.332 (c)	09/17/21	1,750	1,750,415

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE NOTES (continued)
Electric 0.7%
Southern California Edison Co., 3 Month LIBOR + 0.270%	0.454%(c)	12/03/21	10,000	$10,003,377
TOTAL CORPORATE NOTES

(cost $11,750,000)				11,753,792

TOTAL SHORT-TERM INVESTMENTS
(cost $183,109,711)				183,153,130

TOTAL INVESTMENTS 104.0% (cost $1,522,824,609)				1,529,272,396

Liabilities in excess of other assets (4.0)%				(58,541,025)

NET ASSETS 100.0%				$ 1,470,731,371

The following abbreviations are used in the quarterly report:

(A)-Annual payment frequency for swaps

(Q)-Quarterly payment frequency for swaps

(S)-Semiannual payment frequency for swaps

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

BKNT-Bank Note

BSBY-Bloomberg Short-Term Bank Yield Index

CLO-Collateralized Loan Obligation

EMTN-Euro Medium Term Note

FEDL01-1 Day Overnight FED Funds Effective Rate

GMTN-Global Medium Term Note

LIBOR-London Interbank Offered Rate

MTN-Medium Term Note

SOFR-Secured Overnight Financing Rate Data

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,837,141; cash collateral of $4,932,520 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement date which is after the period end.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund, if applicable.

PGIM Ultra Short Bond ETF

Schedule of Investments

as of May 31, 2021 (unaudited) (continued)

Futures contracts outstanding at May 31, 2021:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
39	2 Year U.S. Treasury Notes	Sep. 2021	$ 8,608,641	$(3,170)

Interest rate swap agreements outstanding at May 31, 2021:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements:

26,525	01/11/22	2.672%(S)	3 Month LIBOR(Q)	$(117,892)	$(684,130)	$(566,238)
24,945	04/01/22	2.265%(S)	3 Month LIBOR(Q)	(98,072)	(529,871)	(431,799)
11,000	04/12/22	2.357%(S)	3 Month LIBOR(Q)	(68,884)	(241,966)	(173,082)
3,250	06/15/22	1.873%(S)	3 Month LIBOR(Q)	11,028	(85,538)	(96,566)
22,000	08/22/22	1.421%(S)	3 Month LIBOR(Q)	(12,187)	(427,018)	(414,831)
19,000	09/03/22	1.919%(S)	3 Month LIBOR(Q)	(94,679)	(505,807)	(411,128)
25,000	01/30/23	1.467%(S)	3 Month LIBOR(Q)	(13,858)	(653,639)	(639,781)
9,900	02/12/22	1.420%(S)	3 Month LIBOR(Q)	1,007	(131,129)	(132,136)
7,500	05/11/22	2.300%(S)	FEDL01(1)(A)	(117,412)	(170,568)	(53,156)
2,000	12/10/22	0.362%(S)	FEDL01(1)(A)	19	(10,849)	(10,868)
8,000	07/02/22	(0.001)%(S)	FEDL01(1)(A)	91	13,759	13,668
5,000	04/13/23	(0.013)%(S)	FEDL01(1)(A)	109	14,046	13,937
7,000	01/14/23	(0.006)%(S)	FEDL01(1)(A)	107	15,509	15,402

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2021	Unrealized Appreciation (Depreciation)

Centrally cleared swap agreements: (continued)

8,560	05/11/23	2.250%(S)	FEDL01(1)(A)	$(410,654)	$(368,806)	$41,848
8,750	02/04/24	0.133%(S)	FEDL01(1)(A)	9,138	23,257	14,119
19,500	03/01/24	0.230%(S)	FEDL01(1)(A)	22,160	3,335	(18,825)
8,000	03/15/24	0.276%(S)	FEDL01(1)(A)	156	(7,810)	(7,966)
7,000	03/18/24	0.278%(S)	FEDL01(1)(A)	154	(6,847)	(7,001)
8,000	08/31/24	0.399%(S)	FEDL01(1)(A)	173	(17,907)	(18,080)
3,000	04/26/24	0.305%(S)	FEDL01(1)(A)	151	(2,984)	(3,135)
16,750	05/20/24	0.296%(S)	FEDL01(1)(A)	185	(3,161)	(3,346)

				$(889,160)	$(3,778,124)	$(2,888,964)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).